26. Commitments and Contingencies (Details - Minimum lease payments) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 528
2020	463
2021	284
2022	84
2023	84
Thereafter	1,266
Total operating leases	$ 2,709